UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:      Ocean Fund Advisors, LLC
           -------------------------------------------------
Address:   100 Wilshire Boulevard, Suite 1850
           Santa Monica, CA  90401
           -------------------------------------------------

Form  13F  File  Number:  28-05963
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael H. Browne
        -------------------------
Title:  CEO, Managing Member
        -------------------------
Phone:  310-451-8330
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael H. Browne                Santa Monica, CA                 5/14/2002
---------------------                ----------------                 ---------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           19
                                              -----------

Form  13F  Information  Table  Value  Total:  $52,815,103
                                              -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AOL Time Warner                Common           00184A105  2956250  125000          Sole             125000      0    0
AT&T Wireless                  Common           00209A106  2246450  251000          Sole             251000      0    0
Abbot Labs                     Common           002824100   226180    4300          Sole               4300      0    0
Amgen Inc                      Common           031162100  4705768   78850          Sole              78850      0    0
Biotech Hldrs Tr Deposit       Common           09067D201   239620    2000          Sole               2000      0    0
Cephalon Inc                   Common           156708109   201600    3200          Sole               3200      0    0
Corning Inc                    Common           219350105   426720   56000          Sole              56000      0    0
Echostar Communications        Common           278762109  5436024  191950          Sole             191950      0    0
Flextronics Intl Ltd           Common           Y2573F102  4355363  238650          Sole             238650      0    0
Invitrogen Corp                Common           46185R100   219648    6400          Sole               6400      0    0
King Pharmaceuticals           Common           495582108   324403    9266          Sole               9266      0    0
Leap Wireless Intl             Common           521863100  2750814  326700          Sole             326700      0    0
Liberty Media Corp             Common           530718105  4223972  334175          Sole             334175      0    0
NASDAQ 100 TR Unit Series      Common           631100104  7139880  198000          Sole             198000      0    0
Pharmacia Corp                 Common           71713U102  4114677   91275          Sole              91275      0    0
SPDR TR Unit Series 1          Common           78462F103  7787360   68000          Sole              68000      0    0
Sprint PCS Corp                Common           852061506  1697850  165000          Sole             165000      0    0
Sun Microsystems Inc           Common           866810104  3514550  398475          Sole             398475      0    0
Tenet Healthcare Corp          Common           88033G100   247974    3700          Sole               3700      0    0